Corporate Bonds Issuance (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Corporate Bond Liabilities
The corporate bonds liabilities recorded by the Bank are as follows:

Corporate Bonds	Original value			Residual face value as of 12/31/2021		12/31/2021	12/31/2020
Subordinated Resettable – Class A	U	$S 400,000,000	(1)	U	$S 400,000,000	41,974,169	51,773,419
Non-subordinated – Class B		$4,620,570,000	(2)		$2,889,191,000	2,990,809	3,669,124
Non-subordinated – Class C		$3,207,500,000	(3)				3,767,621

Total						44,964,978	59,210,164

(1)
On April 26, 2016, the general regular shareholders’
M
eeting approved the creation of a Global Program for the Issuance of Medium-Term Debt Securities, in accordance with the provisions of Law No. 23576, as amended and further applicable regulations, up to a maximum amount outstanding at any time during the term of the program of USD 1,000,000,000 (one billion US dollars), or an equal amount in other currencies or power units, under which it is possible to issue simple corporate bonds, not convertible into shares in one or more classes. Also, on April 28, 2017, the General and Special Shareholder’ Meeting resolved to extend the maximum amount of the abovementioned Global Program up to USD 1,500,000,000 (one thousand five hundred millions US dollars). Finally, on October 20, 2021 due to a Board of Director resolution, the Bank required from the CNV a five-years extension of the abovementioned program, which was approved by the Regulator through a note issued on December 15, 2021.

On November 4, 2016, under the abovementioned Global Program, Banco Macro SA issued Subordinated Resettable Corporate Bonds, class A, at a fixed rate of 6.750% p.a. until reset date, fully amortizable upon maturity (November 4, 2026) for a face value of USD 400,000,000 (four hundred million US dollars), under the terms and conditions set forth in the pricing supplement dated October 21, 2016. Interest is paid semiannually on May 4 and November 4 of every year and the reset date was November 4, 2021.
As of the date of issuance of these consolidated financial statements, the reset rate was established until the maturity date at 6.643% as a result of the benchmark reset rate plus 546.3 basis points, according to the abovementioned terms and conditions. As the Bank had not exercised the option to fully redeem the issuance on the reset date and under the conditions established in the pricing supplement, it was established up to maturity.
On the other hand, it could be fully redeem, not partially, and only for tax or regulatory purpose. The Bank used the funds derived from such issuance to grant loans in accordance with BCRA guidelines.

(2)
On May 8, 2017, under the Global Program mentioned in item a.1), Banco Macro SA issued non-subordinated simple corporate bonds Class B not convertible into shares, at a fixed rate of 17.50%, fully amortizable upon maturity (May 8, 2022) for a face value of pesos 4,620,570,000 equivalent to USD 300,000,000 (three hundred million US dollars), under the terms and conditions set forth in the price supplement dated April 21, 2017. Interest is paid semiannually on November 8 and May 8 of every year, beginning on November 8, 2017.

In addition, the Bank may fully redeem the issuance for tax matters, but not partially. The Bank used the funds derived from such issuance to grant loans in accordance with BCRA guidelines.
On October 17, 2018 and October 16, 2019, the Board of Directors decided to pay off these corporate bonds for a face value of pesos 1,229,518,000 and pesos 501,861,000, respectively, equivalent to the amount of purchases made as of those dates.

(3)
On April 9, 2018, under the Global Program mentioned in item a.1), Banco Macro SA issued non-subordinated simple corporate bonds Class C, for a face value of pesos 3,207,500,000, at an annual variable rate equivalent to the sum of (i) Badlar private rate applicable for the related accrued period; plus (ii) an applicable margin of 3.5% p.a., fully amortizable upon maturity (April 9, 2021). Interest will be paid quarterly for the periods due on July 9, October 9, January 9 and April 9 of every year, beginning on July 9, 2018.